Condensed Consolidated Interim Statement of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Profit or loss [abstract]
Net loss	$ (47,807)	$ (50,608)	$ (154,350)	$ (131,643)
Other comprehensive income (loss)
Remeasurement of defined benefit pension liability	0	0	0	3,618
Total items that will not be reclassified to profit and loss	0	0	0	3,618
Items that may be reclassified to profit and loss
Currency translation differences	(293)	(484)	17	(1,025)
Share of other comprehensive income (loss) in joint venture	76	0	(624)	0
Total items that may be reclassified to profit and loss	(217)	(484)	(607)	(1,025)
Other comprehensive (loss) income for the period	(217)	(484)	(607)	2,593
Total comprehensive loss for the period	(48,024)	(51,092)	(154,957)	(129,050)
Total comprehensive loss attributable to:
Owners of the parent	$ (48,024)	$ (51,092)	$ (154,957)	$ (129,050)